FAIR VALUE MEASUREMENTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)	5.50%	4.50%
Warrants derived per share (in Dollars per share)	$ 0.10
Business combination rate	20.00%
Warrant
Fair Value Measurements (Details) [Line Items]
Warrants derived per share (in Dollars per share)	$ 0.02	$ 0.10
Maximum | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)	5.50%	4.50%
Maximum | Measurement Input, Price Volatility [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)	19.40%	31.60%
Minimum | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)	1.40%
Minimum | Measurement Input, Price Volatility [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)	26.40%
Corporate Bonds [Member] | Maximum
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)	8.60%	11.20%
Corporate Bonds [Member] | Minimum
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)	7.80%
Black Scholes Method Member | Maximum
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)		4.50%
Black Scholes Method Member | Maximum | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (per share)		$ 10.42
Black Scholes Method Member | Maximum | Measurement Input, Risk Free Interest Rate [Member] | Warrant
Fair Value Measurements (Details) [Line Items]
Risk-free yield (per share)	$ 11.40
Black Scholes Method Member | Minimum | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (per share)	$ 10.15
Business Combination [Member]
Fair Value Measurements (Details) [Line Items]
Business combination rate	50.00%	30.00%